Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Taxes [Abstract]
Schedule of Components of the Income Tax Expense (Benefit)	Significant components of the income tax expense (benefit) consisted of the following for the years ended December 31, 2023, 2022 and 2021:
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Current income tax (benefit) expenses
PRC	(62)	-	777,221
Deferred income tax expenses (benefit)
PRC	115,093	(121,113)	-
	$115,031	$(121,113)	$777,221

Schedule of Income (Loss) Before Income Taxes	(Loss) income before income taxes is attributable to the following geographic locations for the years ended December 31,2023, 2022 and 2021:
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Cayman Islands	$(1,531,594)	$(392,100)	$-
BVI	(2,104)	-	-
Hong Kong	(1,708)	(72)	-
PRC	(897,231)	(500,424)	3,085,847
	$(2,432,637)	$(892,596)	$3,085,847

Schedule of Company’s Effective Income Tax	The following table presents a reconciliation of the differences between the statutory income tax and the Company’s effective income tax for the years ended December 31, 2023, 2022 and 2021:
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
	%	%	%
Net (loss) income before income tax	$(2,432,637)	$(892,596)	$3,085,847
Statutory income tax rate of the PRC	25%	25%	25%
Income tax computed at PRC tax rate	(608,159)	(223,149)	771,462

Reconciling items
Effect of different tax rates of subsidiary operating in other jurisdiction	383,710	98,036	-
Non-deductible expenses	3,686	4,000	5,759
Effect of deductible temporary differences or deductible losses for which no deferred tax assets are recognized for the year	335,794	-	-
Income tax expenses (benefit)	$115,031	$(121,113)	$777,221

Effective tax rate	4.7%	13.6%	25.2%

Schedule of Tax Payable	Tax payable as of December 31, 2023 and 2022:
	As of December 31, 2023	As of December 31, 2022
Value added tax payable	$27,736	$7,213
Income tax receivable	(307)	-
Other tax payable	36,691	30,706
	$64,120	$37,919

Schedule of Deferred Tax Assets	The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2023 and 2022:
Deferred tax assets	As of December 31, 2023	As of December 31, 2022
Bad debt provision	$-	$30,085
Tax loss carry forward	-	84,000
Others	-	4,074
Deferred tax assets, net	$-	$118,159

Schedule of Net Operating Loss Carry Forward	Net Operating Loss Carry Forward:
Location	As of December 31, 2023	As of December 31, 2022
PRC*	$1,241,632	$344,401
BVI**	2,104	-
Cayman**	1,531,594	-
Hong Kong***	1,780	72
Total	$2,777,110	$344,473
*	The net operating loss of the PRC subsidiary incurred in the amount of $344,401 for the year 2022 will expire if unused by December 31, 2027. Additionally, the net operating loss of$897,231 incurred by the PRC subsidiary will expire if unused by December 31, 2028.
**	Companies incorporated in the Cayman Islands and the British Virgin Islands (BVI) are not subject to corporate income tax obligations.
***	Losses made in an accounting year are to be carried forward and set off against future profits of that trade but a corporation carrying on more than one trade may have losses in one trade offset against profits of the other. For gains or losses which are subject to concessionary tax rate, there are special provisions on the adjustment of losses between concessionary trading activities and normal trading activities.